UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334
(Address of principal executive offices) (Zip code)

Charles A. Kiraly
Oak Associates, ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1. Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments
As of January 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (7.0%)
Internet & Direct Marketing Retail (7.0%)
Amazon.com, Inc.(a)	22,645	$18,647,704

CONSUMER STAPLES (1.9%)
Beverages (1.9%)
PepsiCo, Inc.	49,000	5,085,220

ENERGY (0.8%)
Energy Equipment & Services (0.8%)
Transocean, Ltd.(a)(b)	154,000	2,151,380

FINANCIALS (36.7%)
Capital Markets (9.8%)
The Charles Schwab Corp.	479,900	19,791,076
State Street Corp.	83,500	6,362,700
		26,153,776
Commercial Banks (16.1%)
CIT Group, Inc.	190,400	7,842,576
TCF Financial Corp.	529,000	9,178,150
US Bancorp	289,000	15,215,850
Wells Fargo & Co.	191,000	10,759,030
		42,995,606
Diversified Financial Services (7.6%)
JPMorgan Chase & Co.	241,000	20,395,830

Insurance (3.2%)
Chubb, Ltd.	64,600	8,494,254

HEALTH CARE (11.3%)
Biotechnology (6.3%)
Amgen, Inc.	108,000	16,921,440

Health Care Providers & Services (2.6%)
Express Scripts Holding Co.(a)	100,000	6,888,000

Pharmaceuticals (2.4%)
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	189,000	6,318,270

INDUSTRIALS (3.7%)
Air Freight & Logistics (3.7%)
United Parcel Service, Inc. - Class B(b)	90,000	9,821,700

INFORMATION TECHNOLOGY (38.2%)
Communications Equipment (8.7%)
Cisco Systems, Inc.	577,000	17,725,440
Qualcomm, Inc.	102,100	5,455,203
		23,180,643
Internet Software & Services (12.3%)
Alphabet, Inc. - Class A(a)	14,130	11,589,285
Alphabet, Inc. - Class C(a)	16,495	13,143,051
Facebook, Inc. - Class A(a)	33,900	4,417,848
Salesforce.com, Inc.(a)	45,100	3,567,410
		32,717,594

Security Description	Shares	Value
IT Services (6.7%)
Cognizant Technology Solutions Corp. - Class A(a)	137,200	$7,215,348
International Business Machines Corp.(b)	61,900	10,802,788
		18,018,136
Semiconductors & Semiconductor Equipment (10.5%)
KLA-Tencor Corp.	179,800	15,302,778
Xilinx, Inc.(b)	220,000	12,804,000
		28,106,778
TOTAL COMMON STOCKS
(Cost $219,163,390)		265,896,331

SHORT TERM INVESTMENTS (6.9%)
REPURCHASE AGREEMENT (0.5%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.33%, dated 01/31/17 and maturing 02/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.250% to 3.625% and maturity dates ranging from 12/31/18 to 05/31/23 with a par value of $1,380,771 and a collateral value of $1,399,951.	1,372,500	$1,372,500

COLLATERAL FOR SECURITIES LOANED (6.4%)
Mount Vernon Liquid Assets Portfolio, LLC, 0.96%
(Cost $17,080,119)	17,080,119	$17,080,119

TOTAL SHORT TERM INVESTMENTS
(Cost $18,452,619)		18,452,619

TOTAL INVESTMENTS - (106.5%)
(Cost 237,616,009)		$284,348,950

Liabilities in Excess of Other Assets - (6.5%)		(17,406,667)

NET ASSETS - (100.0%)		$266,942,283

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $16,421,023.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments
As of January 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (82.8%)
CONSUMER DISCRETIONARY (8.6%)
Auto Components (1.6%)
Gentex Corp.(a)	140,000	$2,924,600

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.(b)	4,600	3,788,008

Media (4.9%)
The Interpublic Group of Cos., Inc.(a)	139,000	3,270,670
Twenty-First Century Fox, Inc. - Class B	178,800	5,544,588
		8,815,258
CONSUMER STAPLES (4.9%)
Beverages (4.9%)
PepsiCo, Inc.	84,600	8,779,788

ENERGY (4.3%)
Energy Equipment & Services (1.9%)
Nabors Industries, Ltd.	189,100	3,072,875
Transocean, Ltd.(a) (b)	25,000	349,250
		3,422,125
Oil, Gas & Consumable Fuels (2.4%)
Valero Energy Corp.(a)	65,500	4,307,280

FINANCIALS (31.6%)
Capital Markets (9.2%)
The Bank of New York Mellon Corp.	187,000	8,364,510
The Charles Schwab Corp.	199,251	8,217,111
		16,581,621
Commercial Banks (13.2%)
CIT Group, Inc.	100,500	4,139,595
First Bancorp	41,464	1,213,651
Great Southern Bancorp, Inc.	38,457	1,924,773
International Bancshares Corp.	99,500	3,691,450
SunTrust Banks, Inc.(a)	97,800	5,556,996
Wells Fargo & Co.	130,200	7,334,166
		23,860,631
Consumer Finance (3.2%)
Capital One Financial Corp.(a)	66,400	5,802,696

Insurance (6.0%)
Assurant, Inc.	21,400	2,078,582
Everest Re Group, Ltd.	16,500	3,628,845
The Travelers Cos., Inc.	43,900	5,170,542
		10,877,969
HEALTH CARE (2.9%)
Pharmaceuticals (2.9%)
GlaxoSmithKline PLC - Sponsored ADR	133,600	5,251,816

INDUSTRIALS (4.3%)
Electrical Equipment (1.8%)
EnerSys	41,017	3,197,275

Machinery (2.5%)
Parker-Hannifin Corp.(a)	31,000	4,561,030

Security Description	Shares	Value

INFORMATION TECHNOLOGY (25.7%)
Electronic Equipment & Instruments (2.4%)
Flextronics International, Ltd.(b)	277,000	$4,340,590

Internet Software & Services (9.9%)
Alphabet, Inc. - Class A(b)	3,500	2,870,665
Alphabet, Inc. - Class C(b)	8,859	7,058,763
eBay, Inc.(a) (b)	145,000	4,615,350
IAC/InterActive Corp.(b)	48,556	3,341,138
		17,885,916
IT Services (8.7%)
Amdocs, Ltd.	97,672	5,734,323
Paychex, Inc.	98,549	5,941,519
The Western Union Co.(a)	202,000	3,955,160
		15,631,002
Semiconductors & Semiconductor Equipment (4.7%)
KLA-Tencor Corp.	41,800	3,557,598
Xilinx, Inc.(a)	84,200	4,900,440
		8,458,038
MATERIALS (0.5%)
Metals & Mining (0.5%)
Teck Resources Ltd. - Class B	38,814	952,496

TOTAL COMMON STOCKS
(Cost $117,415,947)		149,438,139

SHORT TERM INVESTMENTS (35.8%)
REPURCHASE AGREEMENT (18.4%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.33%, dated 01/31/17 and maturing 02/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.250% to 3.625% and with maturity dates ranging from 12/31/18 to 05/31/23 with a par value of $33,405,772 and a collateral value of $33,869,798.	33,205,651	$33,205,651

COLLATERAL FOR SECURITIES LOANED (17.4%)
Mount Vernon Liquid Assets Portfolio, LLC, 0.96%
(Cost $31,333,164)	31,333,164	$31,333,164

TOTAL SHORT TERM INVESTMENTS
(Cost $64,538,815)		64,538,815

TOTAL INVESTMENTS - (118.6%)
(Cost 181,954,762)		$213,976,954

Liabilities in Excess of Other Assets - (18.6%)		(33,467,908)

NET ASSETS - (100.0%)		$180,509,046

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $30,187,237.
(b)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments
As of January 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.4%)
CONSUMER DISCRETIONARY (18.2%)
Hotels, Restaurants & Leisure (3.4%)
Wyndham Worldwide Corp.(a)	3,445	$272,362

Internet & Direct Marketing Retail (8.4%)
Amazon.com, Inc.(b)	470	387,036
Netflix, Inc.(b)	2,075	291,973
		679,009
Media (6.4%)
Discovery Communications, Inc. - Class A(b)	7,800	221,130
Liberty Media Corp.-Liberty Formula One - Class A(b)	1,725	49,990
Liberty SiriusXM Group - Class A(b)	6,900	250,056
		521,176
CONSUMER STAPLES (2.1%)
Beverages (2.1%)
Molson Coors Brewing Co. - Class B	1,745	168,427

FINANCIALS (16.4%)
Commercial Banks (5.0%)
SunTrust Banks, Inc.	7,200	409,104

Consumer Finance (7.2%)
Capital One Financial Corp.	3,250	284,017
Synchrony Financial	8,350	299,097
		583,114
Insurance (4.2%)
The Hartford Financial Services Group, Inc.	6,950	338,535

HEALTH CARE (6.8%)
Biotechnology (2.3%)
Gilead Sciences, Inc.	2,585	187,283

Life Sciences Tools & Services (2.8%)
Illumina, Inc.(b)	1,400	224,140

Pharmaceuticals (1.7%)
Jazz Pharmaceuticals PLC(b)	1,170	142,647

INDUSTRIALS (7.1%)
Aerospace & Defense (4.2%)
L-3 Communications Holdings, Inc.	2,150	341,183

Professional Services (2.9%)
Nielsen Holdings PLC	5,650	231,142

INFORMATION TECHNOLOGY (46.8%)
Communications Equipment (3.6%)
F5 Networks, Inc.(a) (b)	2,150	288,165

Internet Software & Services (4.9%)
Salesforce.com, Inc.(b)	5,000	395,500

IT Services (13.3%)
Cognizant Technology Solutions Corp. - Class A(b)	2,800	147,252
Computer Sciences Corp.	5,650	351,430

Security Description	Shares	Value
IT Services (continued)
CSRA, Inc.(a)	5,650	$175,263
Vantiv, Inc. - Class A(b)	6,550	407,672
		1,081,617
Semiconductors & Semiconductor Equipment (4.7%)
Broadcom, Ltd.	130	25,935
Xilinx, Inc.(a)	6,150	357,930
		383,865
Software (7.5%)
CA, Inc.(a)	9,950	311,137
Check Point Software Technologies, Ltd.(b)	3,000	296,310
		607,447
Technology Hardware, Storage & Peripherals (12.8%)
NetApp, Inc.	8,755	335,492
Seagate Technology PLC	7,710	348,106
Western Digital Corp.	4,395	350,413
		1,034,011
TOTAL COMMON STOCKS
(Cost $5,393,309)		7,888,727

SHORT TERM INVESTMENTS (20.3%)
REPURCHASE AGREEMENT (2.6%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.33%, dated 01/31/17 and maturing 02/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.250% to 3.625% and with maturity dates ranging from 12/31/18 to 05/31/23 with a par value of $210,280 and a collateral value of $213,201.	209,020	$209,020

COLLATERAL FOR SECURITIES LOANED (17.7%)
Mount Vernon Liquid Assets Portfolio, LLC, 0.96%
(Cost $1,429,912)	1,429,912	$1,429,912

TOTAL SHORT TERM INVESTMENTS
(Cost $1,638,932)		1,638,932

TOTAL INVESTMENTS - (117.7%)
(Cost 7,032,241)		$9,527,659

Liabilities in Excess of Other Assets - (17.7%)(c)		(1,426,785)

NET ASSETS - (100.0%)		$8,100,874

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,390,636.
(b)	Non-income producing security.
(c)	Less than 0.05%.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments
As of January 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.2%)
CONSUMER DISCRETIONARY (1.5%)
Diversified Consumer Services (1.5%)
DeVry Education Group, Inc.	6,315	$210,290

ENERGY (2.7%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.(a)	31,550	383,648

FINANCIALS (23.8%)
Capital Markets (5.9%)
Calamos Asset Management, Inc. - Class A	15,700	132,194
Cowen Group, Inc. - Class A(b)	21,725	325,875
Janus Capital Group, Inc.	29,400	367,500
		825,569
Commercial Banks (11.7%)
PrivateBancorp, Inc.	12,300	672,318
Union Bankshares Corp.	14,050	516,478
Zions Bancorporation	10,800	455,652
		1,644,448
Insurance (6.2%)
Assurant, Inc.	6,350	616,775
CNO Financial Group, Inc.	14,000	264,740
		881,515
HEALTH CARE (15.6%)
Biotechnology (4.2%)
United Therapeutics Corp.(b)	3,650	597,250

Health Care Providers & Services (6.0%)
Envision Healthcare Corp.(b)	5,450	370,600
Magellan Health, Inc.(b)	6,350	475,932
		846,532
Heath Care Technology (3.2%)
Quality Systems, Inc.(b)	29,500	442,795

Pharmaceuticals (2.2%)
Endo International PLC(b)	25,000	306,000

INDUSTRIALS (10.4%)
Aerospace & Defense (3.3%)
TASER International, Inc.(b)	18,895	471,997

Construction & Engineering (4.0%)
Argan, Inc.(a)	7,650	564,188

Machinery (3.1%)
Kadant, Inc.	7,010	431,816

INFORMATION TECHNOLOGY (39.5%)
Electronic Equipment & Instruments (4.3%)
Dolby Laboratories, Inc. - Class A	7,200	344,952
Hollysys Automation Technologies, Ltd.	15,500	261,950
		606,902
Electronic Equipment, Instruments (3.2%)
II-VI, Inc.(b)	12,205	445,483

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (21.5%)
Advanced Energy Industries, Inc.(b)	14,450	$850,238
Ambarella, Inc.(b)	5,430	269,382
Cirrus Logic, Inc.(a) (b)	15,900	959,088
Kulicke & Soffa Industries, Inc.(b)	29,700	522,126
Synaptics, Inc.(b)	7,540	425,105
		3,025,939
Software (10.5%)
FireEye, Inc.(a) (b)	23,005	311,718
Fortinet, Inc.(b)	14,950	497,237
VASCO Data Security International, Inc.(a) (b)	21,035	319,732
Verint Systems, Inc.(b)	9,170	342,499
		1,471,186
MATERIALS (3.7%)
Forest Products & Paper (3.7%)
Mercer International, Inc.	42,840	511,938

TOTAL COMMON STOCKS
(Cost $9,272,291)		13,667,496

SHORT TERM INVESTMENTS (25.6%)
REPURCHASE AGREEMENT (7.4%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.33%, dated 01/31/17 and maturing 02/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.250% to 3.625% and with maturity dates ranging from 12/31/18 to 05/31/23 with a par value of $1,049,884 and a collateral value of $1,064,467.	1,043,594	$1,043,594

COLLATERAL FOR SECURITIES LOANED (18.2%)
Mount Vernon Liquid Assets Portfolio, LLC, 0.96%
(Cost $2,562,507)	2,562,507	$2,562,507

TOTAL SHORT TERM INVESTMENTS
(Cost $3,606,101)		3,606,101

TOTAL INVESTMENTS - (122.8%)
(Cost 12,878,392)		$17,273,597

Liabilities in Excess of Other Assets - (22.8%)		(3,209,377)

NET ASSETS - (100.0%)		$14,064,220

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,512,924.
(b)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments
As of January 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (88.2%)
CONSUMER DISCRETIONARY (3.1%)
Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.(a)	12,950	$10,664,066

INDUSTRIALS (2.8%)
Aerospace & Defense (2.8%)
Huntington Ingalls Industries, Inc.	38,966	7,557,845
Northrop Grumman Corp.	9,850	2,256,438
		9,814,283
INFORMATION TECHNOLOGY (82.3%)
Communications Equipment (7.3%)
Cisco Systems, Inc.	448,000	13,762,560
Juniper Networks, Inc.(b)	260,000	6,962,800
Qualcomm, Inc.	85,000	4,541,550
		25,266,910
Computers & Peripherals (4.2%)
Apple, Inc.	78,320	9,504,132
HP, Inc.	342,500	5,154,625
		14,658,757
Electronic Equipment & Instruments (5.5%)
Arrow Electronics, Inc.(a)	89,275	6,563,498
Corning, Inc.(b)	183,000	4,847,670
Flextronics International, Ltd.(a)	93,000	1,457,310
Keysight Technologies, Inc.(a)(b)	162,000	6,005,340
		18,873,818
Internet Software & Services (14.6%)
Alphabet, Inc. - Class A(a)	12,130	9,948,905
Alphabet, Inc. - Class C(a)	21,246	16,928,600
eBay, Inc.(a)	225,000	7,161,750
Facebook, Inc. - Class A(a)	82,725	10,780,722
IAC/InterActive Corp.(a)	86,600	5,958,946
		50,778,923
IT Services (10.7%)
Accenture PLC - Class A	72,300	8,232,801
Alliance Data Systems Corp.	34,200	7,810,596
Computer Sciences Corp.	52,700	3,277,940
CSG Systems International, Inc.(b)	32,619	1,578,760
CSRA, Inc.(b)	59,000	1,830,180
International Business Machines Corp.(b)	53,800	9,389,176
Total System Services, Inc.(b)	100,500	5,093,340
		37,212,793
Semiconductors & Semiconductor Equipment (13.6%)
Intel Corp.	363,800	13,395,116
KLA-Tencor Corp.	103,800	8,834,418
Marvell Technology Group, Ltd.	208,400	3,098,908
NVIDIA Corp.	115,000	12,555,700
Xilinx, Inc.	162,400	9,451,680
		47,335,822
Software (20.2%)
CA, Inc.(b)	247,000	7,723,690
Check Point Software Technologies, Ltd.(a)	66,200	6,538,574
Dell Technologies, Inc. - Class V(a)	7,657	482,314
Microsoft Corp.	211,300	13,660,545
Oracle Corp.(b)	293,100	11,756,241
Red Hat, Inc.(a)	99,600	7,557,648
Symantec Corp.	138,000	3,801,900

Security Description	Shares	Value
Software (continued)
Synopsys, Inc.(a)	167,800	$10,552,942
VMware, Inc. - Class A(a)(b)	93,300	8,167,482
		70,241,336
Technology Hardware, Storage & Peripherals (6.2%)
Hewlett Packard Enterprise Co.	272,500	6,180,300
NetApp, Inc.(b)	164,500	6,303,640
Seagate Technology PLC	143,000	6,456,450
Western Digital Corp.	33,000	2,631,090
		21,571,480
TOTAL COMMON STOCKS
(Cost $236,297,795)		306,418,188

SHORT TERM INVESTMENTS (28.1%)
REPURCHASE AGREEMENT (14.0%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.33%, dated 01/31/17 and maturing 02/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.250% to 3.625% and with maturity dates ranging from 12/31/18 to 05/31/23 with a par value of $49,143,550 and collateral value of $49,826,182.	48,849,149	$48,849,149

COLLATERAL FOR SECURITIES LOANED (14.1%)
Mount Vernon Liquid Assets Portfolio, LLC, 0.96%
(Cost $49,081,512)	49,081,512	$49,081,512

TOTAL SHORT TERM INVESTMENTS
(Cost $97,930,661)		97,930,661

TOTAL INVESTMENTS - (116.3%)
(Cost 334,228,456)		$404,348,849

Liabilities in Excess of Other Assets - (16.3%)		(56,596,439)

NET ASSETS - (100.0%)		$347,752,410

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $47,849,908.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments
As of January 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.6%)
HEALTH CARE (4.4%)
Heath Care Technology (1.8%)
Quality Systems, Inc.(a)	43,000	$645,430

Life Sciences Tools & Services (2.6%)
Illumina, Inc.(a)	5,800	928,580

INFORMATION TECHNOLOGY (93.2%)
Communications Equipment (15.2%)
CalAmp Corp.(a)	35,000	525,700
F5 Networks, Inc.(a)(b)	7,150	958,315
Ixia(a)	55,000	1,069,750
NETGEAR, Inc.(a)	14,810	842,689
Palo Alto Networks, Inc.(a)(b)	5,900	870,604
Qualcomm, Inc.	20,215	1,080,087
		5,347,145
Computers & Peripherals (4.8%)
Apple, Inc.	14,000	1,698,900

Electronic Equipment & Instruments (5.4%)
Arrow Electronics, Inc.(a)	15,745	1,157,572
SYNNEX Corp.	6,275	754,130
		1,911,702
Internet Software & Services (6.8%)
Blucora, Inc.(a)	49,350	745,185
Salesforce.com, Inc.(a)	21,085	1,667,823
		2,413,008
IT Services (14.9%)
Alliance Data Systems Corp.	4,860	1,109,927
Cognizant Technology Solutions Corp. - Class A(a)	9,600	504,864
Computer Sciences Corp.	19,950	1,240,890
CSG Systems International, Inc.	16,255	786,742
CSRA, Inc.(b)	19,950	618,849
Perficient, Inc.(a)	29,165	517,095
Science Applications International Corp.	5,665	461,244
		5,239,611
Semiconductors & Semiconductor Equipment (27.4%)
Ambarella, Inc.(a)(b)	15,275	757,793
Cirrus Logic, Inc.(a)(b)	26,800	1,616,576
IXYS Corp.	62,690	758,549
Lam Research Corp.(b)	12,950	1,487,437
MaxLinear, Inc. - Class A(a)	34,600	885,068
Photronics, Inc.(a)	94,125	1,082,438
Silicon Motion Technology Corp. - ADR	31,000	1,212,100
Synaptics, Inc.(a)	12,780	720,536
Tessera Holding Corp.	25,650	1,159,380
		9,679,877
Software (16.1%)
CA, Inc.(b)	45,100	1,410,277
Citrix Systems, Inc.(a)	9,800	893,662
Dell Technologies, Inc. - Class V(a)	4,803	302,541
Fortinet, Inc.(a)(b)	34,760	1,156,118
Monotype Imaging Holdings, Inc.	36,780	805,482
VASCO Data Security International, Inc.(a)(b)	74,275	1,128,980
		5,697,060

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (2.6%)
Seagate Technology PLC	20,045	$905,032

TELECOMMUNICATION SERVICES (1.0%)
Diversified Telecommunication Services (1.0%)
IDT Corp. - Class B(b)	18,000	345,600

TOTAL COMMON STOCKS
(Cost $24,302,942)		34,811,945

SHORT TERM INVESTMENTS (23.4%)
REPURCHASE AGREEMENT (0.3%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.33%, dated 01/31/17 and maturing 02/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.250% to 3.625% and with maturity dates ranging from 12/31/18 to 05/31/23 with a par value of $94,021 and a collateral value of $95,327.	93,458	$93,458

COLLATERAL FOR SECURITIES LOANED (23.1%)
Mount Vernon Liquid Assets Portfolio, LLC, 0.96%
(Cost $8,136,956)	8,136,956	$8,136,956

TOTAL SHORT TERM INVESTMENTS
(Cost $8,230,414)		8,230,414

TOTAL INVESTMENTS - (122.0%)
(Cost 32,533,356)		$43,042,359

Liabilities in Excess of Other Assets - (22.0%)		(7,761,531)

NET ASSETS - (100.0%)		$35,280,828

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,988,094.

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments
As of January 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (92.9%)
HEALTH CARE (91.6%)
Biotechnology (9.8%)
Amgen, Inc.	26,200	$4,105,016
Biogen, Inc.(a)	7,900	2,190,196
		6,295,212
Health Care Equipment & Supplies (13.1%)
Becton Dickinson and Co.	14,100	2,499,789
CR Bard, Inc.	9,850	2,337,701
Halyard Health, Inc.(a)	8,000	307,760
Medtronic PLC	16,996	1,292,036
Stryker Corp.	16,000	1,976,480
		8,413,766
Health Care Providers & Services (39.7%)
Aetna, Inc.	14,700	1,743,567
Anthem, Inc.	17,300	2,666,622
Cardinal Health, Inc.(b)	38,300	2,870,968
Cigna Corp.	10,700	1,564,554
DaVita HealthCare Partners, Inc.(a)	35,000	2,231,250
Express Scripts Holding Co.(a)	37,400	2,576,112
McKesson Corp.	19,150	2,664,723
Owens & Minor, Inc.(b)	74,680	2,679,518
Quest Diagnostics, Inc.(b)	23,300	2,141,736
UnitedHealth Group, Inc.	12,700	2,058,670
VCA, Inc.(a)	25,700	2,328,420
		25,526,140
Life Sciences Tools & Services (6.5%)
Charles River Laboratories International, Inc.(a)	22,800	1,842,240
Waters Corp.(a)	16,700	2,365,555
		4,207,795
Pharmaceuticals (22.5%)
Bayer AG - Sponsored ADR	9,300	1,035,229
Eli Lilly & Co.	16,500	1,270,995
Endo International PLC(a)	106,000	1,297,440
GlaxoSmithKline PLC - Sponsored ADR	52,400	2,059,844
Johnson & Johnson	14,700	1,664,775
Merck & Co., Inc.	39,600	2,454,804
Mylan NV(a)(b)	19,400	738,170
Sanofi - ADR	46,992	1,916,334
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	60,400	2,019,172
		14,456,763
INFORMATION TECHNOLOGY (1.3%)
Electronic Equipment & Instruments (1.3%)
Keysight Technologies, Inc.(a)	22,500	834,075

TOTAL COMMON STOCKS
(Cost $43,473,056)		59,733,751

SHORT TERM INVESTMENTS (20.3%)
REPURCHASE AGREEMENT (7.5%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.33%, dated 01/31/17 and maturing 02/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.250% to 3.625% and with maturity dates ranging from 12/31/18 to 05/31/23 with a par value of $4,883,622 and with a collateral value of $4,951,458.	4,854,366	$4,854,366

Security Description	Shares	Value

COLLATERAL FOR SECURITIES LOANED (12.8%)
Mount Vernon Liquid Assets Portfolio, LLC, 0.96%
(Cost $8,255,826)	8,255,826	$8,255,826

TOTAL SHORT TERM INVESTMENTS
(Cost $13,110,192)		13,110,192

TOTAL INVESTMENTS - (113.2%)
(Cost 56,583,248)		$72,843,943

Liabilities in Excess of Other Assets - (13.2%)		(8,534,101)

NET ASSETS - (100.0%)		$64,309,842

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,239,518.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of January 31, 2017 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies and unregistered private liquidity funds operating to similar limitations as money market mutual funds are both valued at the applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. National Bank Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

The following is a summary of the Funds’ securities lending agreement and related cash and non-cash collateral received as of January 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$16,421,023	$17,080,119
Pin Oak Equity Fund	30,187,237	31,333,164
Rock Oak Core Growth Fund	1,390,636	1,429,912
River Oak Discovery Fund	2,512,924	2,562,507
Red Oak Technology Select Fund	47,849,908	49,081,512
Black Oak Emerging Technology Fund	7,988,094	8,136,956
Live Oak Health Sciences Fund	8,239,518	8,255,826

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At January 31, 2017, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$220,535,890	$61,414,929	$(14,681,988)	$46,732,941
Pin Oak Equity Fund	150,626,451	33,571,433	(1,554,094)	32,017,339
Rock Oak Core Growth Fund	5,602,329	2,590,877	(95,459)	2,495,418
River Oak Discovery Fund	10,315,885	5,042,915	(647,710)	4,395,205
Red Oak Technology Select Fund	285,154,037	72,611,244	(2,497,944)	70,113,300
Black Oak Emerging Technology Fund	24,396,400	10,877,430	(368,427)	10,509,003
Live Oak Health Sciences Fund	49,086,503	18,270,066	(2,768,452)	15,501,614

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Unregistered Private Liquidity Funds – investments in unregistered private liquidity funds operating to similar limitations as money market mutual funds which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$265,896,331	$–	$–	$265,896,331
Short Term Investments
Repurchase Agreement	–	1,372,500	–	1,372,500
Collateral for Securities Loaned	17,080,119	–	–	17,080,119
Total	$282,976,450	$1,372,500	$–	$284,348,950

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$149,438,139	$–	$–	$149,438,139
Short Term Investments
Repurchase Agreement	–	33,205,651	–	33,205,651
Collateral for Securities Loaned	31,333,164	–	–	31,333,164
Total	$180,771,303	$33,205,651	$–	$213,976,954

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$7,888,727	$–	$–	$7,888,727
Short Term Investments
Repurchase Agreement	–	209,020	–	209,020
Collateral for Securities Loaned	1,429,912	–	–	1,429,912
Total	$9,318,639	$209,020	$–	$9,527,659

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$13,667,496	$–	$–	$13,667,496
Short Term Investments
Repurchase Agreement	–	1,043,594	–	1,043,594
Collateral for Securities Loaned	2,562,507	–	–	2,562,507
Total	$16,230,003	$1,043,594	$–	$17,273,597

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$306,418,188	$–	$–	$306,418,188
Short Term Investments
Repurchase Agreement	–	48,849,149	–	48,849,149
Collateral for Securities Loaned	49,081,512	–	–	49,081,512
Total	$355,499,700	$48,849,149	$–	$404,348,849

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$34,811,945	$–	$–	$34,811,945
Short Term Investments
Repurchase Agreement	–	93,458	–	93,458
Collateral for Securities Loaned	8,136,956	–	–	8,136,956
Total	$42,948,901	$93,458	$–	$43,042,359

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$59,733,751	$–	$–	$59,733,751
Short Term Investments
Repurchase Agreement	–	4,854,366	–	4,854,366
Collateral for Securities Loaned	8,255,826	–	–	8,255,826
Total	$67,989,577	$4,854,366	$–	$72,843,943

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level 1 and 2 during the period. There were no Level 3 securities held during the period. It is the Funds' policy to recognize transfers into and out of levels at the end of the reporting period.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	March 29, 2017

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	March 29, 2017